Related Party Transactions (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 3,389,148	$ 258,274
Entity C [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	1,985,136	258,274
Entity A and its subsidiary [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	1,197,328
Entity D's subsidiaries [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 206,684